Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

(Dollars in thousands except per unit data)

	Year Ended December 31, 2012
	First	Second	Third	Fourth
Total operating revenues	$104,129	$109,644	$114,519	$118,257
Income from continuing operations before non-operating items	$25,979	$28,433	$28,625	$32,839
Interest expense	$(12,792)	$(12,674)	$(12,921)	$(13,862)
(Loss) from real estate joint ventures	$(31)	$(69)	$(70)	$(53)
Discontinued operations:
Income (loss) from discontinued operations before gain on sale	$484	$467	$(451)	$77
Gain on sale of discontinued operations	$9,500	$12,953	$16,021	$3,161
Consolidated net income	$22,484	$28,421	$30,604	$20,754
Net income attributable to noncontrolling interest	$148	$135	$3,138	$104
Net income available for common unitholders	$22,336	$28,286	$27,466	$20,650

Per unit:
Net income available for common unitholders per common unit - basic and diluted	$0.57	$0.70	$0.67	$0.50
Distribution paid per unit	$0.6600	$0.6600	$0.6600	$0.6600

	Year Ended December 31, 2011
	First	Second	Third	Fourth
Total operating revenues	$90,627	$94,214	$99,302	$101,477
Income from continuing operations before non-operating items	$19,353	$20,186	$20,405	$24,431
Interest expense	$(13,469)	$(13,626)	$(14,867)	$(9,240)
Loss from real estate joint ventures	$(245)	$(178)	$(107)	$(63)
Discontinued operations:
Income from discontinued operations before gain on sale	$981	$987	$791	$866
Gain on sale of discontinued operations	$—	$—	$4,927	$7,872
Consolidated net income	$6,149	$6,531	$10,549	$23,709
Net income attributable to noncontrolling interest	$76	$135	$118	$92
Net income available for common unitholders	$6,073	$6,396	$10,431	$23,617

Per unit:
Net income available for common unitholders per common unit- basic and diluted	$0.17	$0.18	$0.28	$0.62
Distribution paid per unit	$0.6275	$0.6275	$0.6275	$0.6275